UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark Kemper

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, NY 10019

(Name and address of agent for service)

Copy to:

Bruce Leto, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.  Schedule of Investments

UBS-HALO Emerging Markets Equity Relationship Fund

Industry diversification — March 31, 2018 (unaudited)1

Common stocks	Percentage of net assets
Automobiles	5.56%
Banks	23.30
Beverages	4.26
Chemicals	3.03
Diversified consumer services	5.60
Electric utilities	1.93
Electronic equipment, instruments & components	3.23
Insurance	3.82
Internet software & services	9.47
Media	3.77
Metals & mining	6.24
Oil, gas & consumable fuels	5.57
Paper & forest products	2.18
Personal products	3.62
Real estate management & development	2.00
Semiconductors & semiconductor equipment	8.97
Technology hardware, storage & peripherals	6.22

Total common stocks	98.77%
Short-term investments	0.70

Total investments	99.47%
Cash and other assets, less liabilities	0.53

Net assets	100.00%

1	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS-HALO Emerging Markets Equity Relationship Fund

Portfolio of investments — March 31, 2018 (unaudited)

	Shares	Value
Common stocks: 98.77%
Bermuda: 2.84%
Brilliance China Automotive Holdings Ltd.	540,000	$1,127,043

Brazil: 6.24%
Banco Bradesco SA ADR*	116,604	1,385,256
Vale SA*	85,384	1,091,659

Total Brazil common stocks		2,476,915

Cayman Islands: 15.07%
Alibaba Group Holding Ltd. ADR*	9,697	1,779,787
New Oriental Education & Technology Group, Inc. ADR	11,422	1,001,138
TAL Education Group ADR	32,900	1,220,261
Tencent Holdings Ltd.	37,900	1,978,026

Total Cayman Islands common stocks		5,979,212

China: 17.50%
China Construction Bank Corp., H Shares	1,319,000	1,354,604
China Vanke Co. Ltd., H Shares	174,000	793,716
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	195,300	1,281,989
Industrial & Commercial Bank of China Ltd., H Shares	1,199,000	1,028,175
Kweichow Moutai Co. Ltd., Class A	8,900	967,023
Ping An Insurance Group Co. of China Ltd., H Shares	149,000	1,515,032

Total China common stocks		6,940,539

Hungary: 0.64%
OTP Bank plc	5,639	253,683

India: 9.83%
Bharat Petroleum Corp. Ltd.	158,332	1,037,676
HDFC Bank Ltd.	35,138	1,016,131
Mahindra & Mahindra Ltd.	95,275	1,079,376
Power Grid Corp. of India Ltd.	257,929	764,236

Total India common stocks		3,897,419

Indonesia: 3.77%
Bank Mandiri Persero Tbk. PT	2,679,000	1,493,468

Mexico: 4.23%
Fomento Economico Mexicano SAB de CV	76,000	693,197
Grupo Financiero Banorte SAB de CV, Class O	161,200	985,377

Total Mexico common stocks		1,678,574

Poland: 0.36%
Powszechna Kasa Oszczednosci Bank Polski SA*	11,934	140,984

Russia: 6.95%
LUKOIL PJSC ADR	16,941	1,172,656
Sberbank of Russia PJSC	358,731	1,581,972

Total Russia common stocks		2,754,628

South Africa: 3.77%
Naspers Ltd., Class N	6,129	1,497,125

South Korea: 19.70%
LG Household & Health Care Ltd.	1,266	1,434,776
Lotte Chemical Corp.	2,955	1,200,408
POSCO	4,528	1,382,741
Samsung Electronics Co. Ltd.	1,068	2,465,849
SK Hynix, Inc.	17,423	1,328,915

Total South Korea common stocks		7,812,689

UBS-HALO Emerging Markets Equity Relationship Fund

Portfolio of investments — March 31, 2018 (unaudited)

	Shares	Value
Common stocks — (concluded)
Taiwan: 5.62%
Taiwan Semiconductor Manufacturing Co. Ltd.	264,000	$2,227,390

Thailand: 0.07%
Thai Beverage PCL	46,600	27,722

United Kingdom: 2.18%
Mondi plc	32,214	865,508

Total common stocks (cost $28,531,350 )		39,172,899

Short-term investments: 0.70%
Investment companies: 0.70%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $278,687)	278,687	278,687

Total investments: 99.47% (cost $28,810,037)		39,451,586
Cash and other assets, less liabilities: 0.53%		212,113

Net assets: 100.00%		$39,663,699

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$39,172,899	$—	$—	$39,172,899
Short-term investments	278,687	—	—	278,687

Total	$39,451,586	$—	$—	$39,451,586

At March 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.

UBS U.S. Equity Alpha Relationship Fund

Industry diversification — March 31, 2018 (unaudited)[1]

Common stocks	Percentage of net assets
Aerospace & defense	4.24%
Airlines	1.01
Banks	6.34
Beverages	2.19
Biotechnology	4.77
Building products	1.77
Chemicals	3.73
Commercial services & supplies	0.98
Communications equipment	1.36
Consumer finance	3.96
Distributors	1.93
Diversified financial services	1.56
Electrical equipment	1.24
Electronic equipment, instruments & components	2.51
Equity real estate investment trusts (REITs)	2.27
Food products	2.81
Health care equipment & supplies	1.27
Health care providers & services	5.95
Hotels, restaurants & leisure	1.88
Household durables	1.84
Insurance	6.80
Internet & direct marketing retail	9.39
Internet software & services	3.57
IT services	2.37
Life sciences tools & services	2.10
Machinery	6.10
Oil, gas & consumable fuels	5.12
Pharmaceuticals	5.97
Semiconductors & semiconductor equipment	12.45
Software	6.36
Specialty retail	2.69
Technology hardware, storage & peripherals	2.68
Tobacco	3.88
Wireless telecommunication services	1.23

Total common stocks	124.32%
Short-term investments	0.70

Total investments before investments sold short	125.02%

Investments sold short Common stocks	Percentage of net assets
Biotechnology	(1.42)%
Commercial services & supplies	(1.04)
Communications equipment	(0.34)
Electrical equipment	(0.38)
Electronic equipment, instruments & components	(1.19)
Food products	(0.81)
Health care equipment & supplies	(0.84)
Health care providers & services	(1.94)
Hotels, restaurants & leisure	(2.80)
Household durables	(0.37)
Household products	(1.02)
Insurance	(0.63)
Internet software & services	(2.34)
IT services	(0.61)
Life sciences tools & services	(1.09)
Media	(0.34)
Pharmaceuticals	(0.65)
Professional services	(0.39)
Semiconductors & semiconductor equipment	(2.07)
Software	(2.47)
Specialty retail	(2.24)
Technology hardware, storage & peripherals	(0.48)

Total investments sold short	(25.46)%
Total investments, net of investments sold short	99.56%
Cash and other assets, less liabilities	0.44

Net assets	100.00%

1	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2018 (unaudited)

	Shares	Value
Common stocks: 124.32%
Aerospace & defense: 4.24%
Spirit AeroSystems Holdings, Inc., Class A1	64,591	$5,406,267
United Technologies Corp.[1]	43,831	5,514,816

		10,921,083

Airlines: 1.01%
Spirit Airlines, Inc.*	69,039	2,608,293

Banks: 6.34%
JPMorgan Chase & Co.[1]	71,063	7,814,798
US Bancorp[1]	49,461	2,497,781
Wells Fargo & Co.[1]	114,827	6,018,083

		16,330,662

Beverages: 2.19%
PepsiCo, Inc.[1]	51,695	5,642,509

Biotechnology: 4.77%
Alexion Pharmaceuticals, Inc.*	16,000	1,783,360
Alkermes plc*	35,600	2,063,376
Alnylam Pharmaceuticals, Inc.*,1	33,352	3,972,223
Coherus Biosciences, Inc.*	98,000	1,082,900
Ironwood Pharmaceuticals, Inc.*	156,401	2,413,268
Lexicon Pharmaceuticals, Inc.*,1	113,823	975,463

		12,290,590

Building products: 1.77%
Allegion plc	53,300	4,545,957

Chemicals: 3.73%
Ashland Global Holdings, Inc.	72,505	5,060,124
Eastman Chemical Co.	43,000	4,539,940

		9,600,064

Commercial services & supplies: 0.98%
Stericycle, Inc.*	43,000	2,516,790

Communications equipment: 1.36%
Arista Networks, Inc.*,1	13,660	3,487,398

Consumer finance: 3.96%
American Express Co.[1]	29,239	2,727,414
Synchrony Financial[1]	222,715	7,467,634

		10,195,048

Distributors: 1.93%
LKQ Corp.*	131,001	4,971,488

Diversified financial services: 1.56%
Voya Financial, Inc.	79,285	4,003,892

Electrical equipment: 1.24%
Sensata Technologies Holding plc*	61,726	3,199,259

Electronic equipment, instruments & components: 2.51%
Jabil, Inc.[1]	149,824	4,304,444
Universal Display Corp.	21,443	2,165,743

		6,470,187

Equity real estate investment trusts (REITs): 2.27%
Simon Property Group, Inc.[1]	37,879	5,846,624

Food products: 2.81%
Mondelez International, Inc., Class A1	173,499	7,240,113

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2018 (unaudited)

	Shares	Value
Common stocks — (continued)
Health care equipment & supplies: 1.27%
Zimmer Biomet Holdings, Inc.	29,888	$3,258,988

Health care providers & services: 5.95%
Cigna Corp.	23,344	3,915,722
Laboratory Corp. of America Holdings*	22,057	3,567,720
UnitedHealth Group, Inc.[1]	36,593	7,830,902

		15,314,344

Hotels, restaurants & leisure: 1.88%
Norwegian Cruise Line Holdings Ltd.*,[1]	91,139	4,827,633

Household durables: 1.84%
Newell Brands, Inc.[1]	186,221	4,744,911

Insurance: 6.80%
Aon plc[1]	35,300	4,953,649
Marsh & McLennan Cos., Inc.[1]	98,677	8,149,733
MetLife, Inc.[1]	95,891	4,400,438

		17,503,820

Internet & direct marketing retail: 9.39%
Amazon.com, Inc.*,[1]	9,413	13,623,811
Expedia Group, Inc.[1]	49,370	5,450,942
Netflix, Inc.*	17,307	5,111,623

		24,186,376

Internet software & services: 3.57%
Facebook, Inc., Class A*,[1]	57,559	9,197,353

IT services: 2.37%
Visa, Inc., Class A1	50,999	6,100,500

Life sciences tools & services: 2.10%
Bio-Rad Laboratories, Inc., Class A*,[1]	21,653	5,414,982

Machinery: 6.10%
AGCO Corp.	84,924	5,507,322
Gardner Denver Holdings, Inc.*	176,300	5,408,884
Wabtec Corp.	58,971	4,800,239

		15,716,445

Oil, gas & consumable fuels: 5.12%
EOG Resources, Inc.[1]	42,838	4,509,556
Hess Corp.	49,588	2,510,145
Noble Energy, Inc.	107,307	3,251,402
WPX Energy, Inc.*	196,890	2,910,034

		13,181,137

Pharmaceuticals: 5.97%
Allergan plc[1]	29,498	4,964,218
Eli Lilly & Co.[1]	64,049	4,955,471
Johnson & Johnson	31,200	3,998,280
Medicines Co. (The)*,[1]	44,209	1,456,245

		15,374,214

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2018 (unaudited)

	Shares	Value
Common stocks — (Concluded)
Semiconductors & semiconductor equipment: 12.45%
Cirrus Logic, Inc.*	42,756	$1,737,176
KLA-Tencor Corp.	27,790	3,029,388
Lam Research Corp.	16,531	3,358,438
Marvell Technology Group Ltd.	267,066	5,608,386
Microchip Technology, Inc.	36,897	3,370,910
Micron Technology, Inc.*,[1]	127,533	6,649,571
ON Semiconductor Corp.*,[1]	151,770	3,712,294
Qorvo, Inc.*,[1]	30,165	2,125,124
Skyworks Solutions, Inc.[1]	24,619	2,468,301

		32,059,588

Software: 6.36%
Electronic Arts, Inc.*	31,252	3,788,993
salesforce.com, Inc.*	36,767	4,276,002
Take-Two Interactive Software, Inc.*	45,348	4,434,127
Ultimate Software Group, Inc. (The)*	15,898	3,874,343

		16,373,465

Specialty retail: 2.69%
TJX Cos., Inc. (The)[1]	85,045	6,936,270

Technology hardware, storage & peripherals: 2.68%
Western Digital Corp.[1]	74,813	6,902,995

Tobacco: 3.88%
Philip Morris International, Inc.[1]	100,517	9,991,390

Wireless telecommunication services: 1.23%
T-Mobile US, Inc.*,[1]	51,634	3,151,739

Total common stocks (cost $253,882,920)		320,106,107

Short-term investments: 0.70%
Investment companies: 0.70%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $1,809,270)	1,809,270	1,809,270

Total investments before investments sold short: 125.02% (cost $255,692,190)		321,915,377

Investments sold short: (25.46)%
Common stocks: (25.46)%
Biotechnology: (1.42)%
Amgen, Inc.	(5,248)	(894,679)
Ligand Pharmaceuticals, Inc.	(9,895)	(1,634,258)
OPKO Health, Inc.	(89,626)	(284,115)
United Therapeutics Corp.	(7,611)	(855,172)

		(3,668,224)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2018 (unaudited)

	Shares	Value
Common stocks — (continued)
Commercial services & supplies: (1.04)%
Healthcare Services Group, Inc.	(61,675)	$(2,681,629)

Communications equipment: (0.34)%
Motorola Solutions, Inc.	(8,204)	(863,881)

Electrical equipment: (0.38)%
Emerson Electric Co.	(14,409)	(984,135)

Electronic equipment, instruments & components: (1.19)%
National Instruments Corp.	(39,690)	(2,007,123)
TE Connectivity Ltd.	(10,700)	(1,068,930)

		(3,076,053)

Food products: (0.81)%
Campbell Soup Co.	(22,664)	(981,578)
McCormick & Co., Inc. (Non-Voting)	(10,410)	(1,107,520)

		(2,089,098)

Health care equipment & supplies: (0.84)%
IDEXX Laboratories, Inc.	(11,323)	(2,167,109)

Health care providers & services: (1.94)%
Cardinal Health, Inc.	(15,800)	(990,344)
Express Scripts Holding Co.	(27,980)	(1,932,858)
LifePoint Health, Inc.	(18,568)	(872,696)
Owens & Minor, Inc.	(28,410)	(441,776)
Patterson Cos., Inc.	(34,087)	(757,754)

		(4,995,428)

Hotels, restaurants & leisure: (2.80)%
Choice Hotels International, Inc.	(35,539)	(2,848,451)
Hyatt Hotels Corp., Class A	(19,822)	(1,511,626)
Planet Fitness, Inc., Class A	(39,568)	(1,494,483)
Wendy’s Co. (The)	(76,938)	(1,350,262)

		(7,204,822)

Household durables: (0.37)%
Garmin Ltd.	(16,163)	(952,486)

Household products: (1.02)%
Church & Dwight Co., Inc.	(19,299)	(971,897)
Clorox Co. (The)	(12,507)	(1,664,807)

		(2,636,704)

Insurance: (0.63)%
CNO Financial Group, Inc.	(74,288)	(1,609,821)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2018 (unaudited)

	Shares	Value
Common stocks — (concluded)
Internet software & services: (2.34)%
Akamai Technologies, Inc.	(29,769)	$(2,113,004)
Pandora Media, Inc.	(58,275)	(293,123)
Twitter, Inc.	(90,598)	(2,628,248)
Yelp, Inc.	(23,713)	(990,018)

		(6,024,393)

IT services: (0.61)%
Cognizant Technology Solutions Corp., Class A	(8,190)	(659,295)
FleetCor Technologies, Inc.	(4,452)	(901,530)

		(1,560,825)

Life sciences tools & services: (1.09)%
Mettler-Toledo International, Inc.	(2,850)	(1,638,835)
Thermo Fisher Scientific, Inc.	(5,676)	(1,171,867)

		(2,810,702)

Media: (0.34)%
Gannett Co., Inc.	(87,347)	(871,723)

Pharmaceuticals: (0.65)%
Teva Pharmaceutical Industries Ltd. ADR	(97,600)	(1,667,984)

Professional services: (0.39)%
ManpowerGroup, Inc.	(8,624)	(992,622)

Semiconductors & semiconductor equipment: (2.07)%
First Solar, Inc.	(38,819)	(2,755,373)
NVIDIA Corp.	(11,075)	(2,564,859)

		(5,320,232)

Software: (2.47)%
Autodesk, Inc.	(7,897)	(991,705)
Intuit, Inc.	(4,030)	(698,601)
Proofpoint, Inc.	(22,294)	(2,533,713)
Snap, Inc., Class A	(134,232)	(2,130,262)

		(6,354,281)

Specialty retail: (2.24)%
Abercrombie & Fitch Co., Class A	(66,017)	(1,598,272)
American Eagle Outfitters, Inc.	(52,451)	(1,045,348)
Best Buy Co., Inc.	(12,685)	(887,823)
Gap, Inc. (The)	(43,900)	(1,369,680)
Williams-Sonoma, Inc.	(16,662)	(879,087)

		(5,780,210)

Technology hardware, storage & peripherals: (0.48)%
Seagate Technology plc	(21,106)	(1,235,123)

Total investments sold short (proceeds $50,022,805)		(65,547,485)

Total investments, net of investments sold short: 99.56%		256,367,892
Cash and other assets, less liabilities: 0.44%		1,123,162

Net assets: 100.00%		$257,491,054

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2018 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$320,106,107	$—	$—	$320,106,107
Short-term investments	1,809,270	—	—	1,809,270
Total	$321,915,377	$—	$—	$321,915,377
Liabilities
Common stocks sold short	$(65,547,485)	$—	$—	$(65,547,485)

At March 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short.

Portfolio acronyms
ADR	American Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2017.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 30, 2018

By:	/s/ Joanne Kilkeary
Joanne Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date: May 30, 2018